As filed with the Securities and Exchange Commission on June 25, 2021

Securities Act File No. 333-221764

Investment Company Act File No. 811-23312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-effective Amendment No. 17	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 20	☒

Impact Shares Trust I

(Exact Name of Registrant as Specified in Charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of Principal Executive Offices)

(469) 442-8424

(Registrant’s Telephone Number)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and Address of Agent for Service)

Copies of Communications to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective (check applicable box):

☐	immediately upon filing pursuant to Rule 485(b)
☒	on July 25, 2021 pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☐	on October 22, 2019 pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on (date) pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to Impact Shares Trust I’s (the “Registrant”) Post-Effective Amendment No. 12 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 15 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “Investment Company Act”), filed with the Securities and Exchange Commission on December 23, 2020 (the “Post-Effective Amendment”), are incorporated herein by reference. The Post-Effective Amendment was originally scheduled to become effective on March 8, 2021.

On March 1, 2021, the Registrant submitted Post-Effective Amendment No. 13 to its Registration Statement under the Securities Act and Amendment No. 16 to its Registration Statement under the Investment Company Act (the “First Delaying Amendment”) solely to designate April 1, 2021 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The First Delaying Amendment is incorporated herein by reference.

On March 31, 2021, the Registrant submitted Post-Effective Amendment No. 14 to its Registration Statement under the Securities Act and Amendment No. 17 to its Registration Statement under the Investment Company Act (the “Second Delaying Amendment”) solely to designate April 30, 2021 as the new effective date for the Post-Effective Amendment pursuant to rule 485(b) under the Securities Act. The Second Delaying Amendment is incorporated herein by reference.

On April 29, 2021, the Registrant submitted Post-Effective Amendment No. 15 to its Registration Statement under the Securities Act and Amendment No. 18 to its Registration Statement under the Investment Company Act (the “Third Delaying Amendment”) solely to designate May 29, 2021 as the new effective date for the Post-Effective Amendment pursuant to rule 485(b) under the Securities Act. The Third Delaying Amendment is incorporated herein by reference.

On May  28, 2021, the Registrant submitted Post-Effective Amendment No. 16 to its Registration Statement under the Securities Act and Amendment No. 19 to its Registration Statement under the Investment Company Act (the “Fourth Delaying Amendment”) solely to designate June 28, 2021 as the new effective date for the Post-Effective Amendment pursuant to rule 485(b) under the Securities Act. The Fourth Delaying Amendment is incorporated herein by reference.

The Registrant is submitting this Post-Effective Amendment No. 17 to its Registration Statement under the Securities Act and Amendment No. 20 to its Registration Statement under the Investment Company Act solely to designate July 25, 2021 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 under the Securities Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 25th day of June, 2021.

By:	/s/ Ethan Powell
Ethan Powell
President and Treasurer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell	Trustee	June 25, 2021
Ethan Powell

/s/ Kathleen Legg* Kathleen Legg	Trustee	June 25, 2021

/s/ Winston Lowe*	Trustee	June 25, 2021
Winston Lowe

By:	/s/ Ethan Powell
Ethan Powell
Attorney in Fact*

*

Pursuant to Power of Attorney dated April 11, 2018 incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, File No. 333-221764, filed on May 8, 2018.